RELATED PARTY TRANSACTIONS (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2017 CNY (¥)
Due to Related Parties, Current		$ 407,706			$ 1,058,623
Related Party Transaction, Expenses from Transactions with Related Party	$ 0	17,698	$ 19,246
Loan borrowed | ¥				¥ 1,000,000
Mr. Yonghong Che
Due to Related Parties, Current		50,997
Equity Method Investment, Ownership Percentage				9.30%	9.30%
Mr. Bingshan Guo
Due to Related Parties, Current		211,005			$ 198,556
Equity Method Investment, Ownership Percentage				23.30%	23.30%
XiangyangGuo [Member]
Due to Related Parties, Current		145,704			$ 860,067
Loan borrowed | ¥				¥ 5,000,000		¥ 1,000,000
Hongxing [Member]
Related Party Transaction, Expenses from Transactions with Related Party	$ 0	$ 17,698	$ 19,246